Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
June 18, 2012
Prospectus

Strategic Advisers Core Income Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

ACF-12-01  December 18, 2012
1.954791.100

Supplement to the

Strategic Advisers® Core Income Multi-Manager Fund (FWHBX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

June 18, 2012

Strategic Advisers Core Income Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

ACFB-12-01  December 18, 2012
1.954792.100